UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-6489

Dreyfus Florida Intermediate Municipal Bond Fund
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	12/31
Date of reporting period:	9/30/07

FORM N-Q

Item 1.	Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Florida Intermediate Municipal Bond Fund
September 30, 2007 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--96.9%	Rate (%)	Date	Amount ($)	Value ($)

Florida--86.1%
Bay County,
Sales Tax Revenue (Insured;
AMBAC)	5.00	9/1/24	3,325,000	3,487,094
Brevard County,
Local Option Fuel Tax Revenue
(Insured; FGIC)	5.00	8/1/23	1,260,000	1,309,178
Broward County School Board,
COP (Insured; FSA)	5.50	7/1/11	4,715,000 a	5,077,725
Capital Projects Finance
Authority, Student Housing
Revenue (Capital Projects Loan
Program) (Insured; MBIA)	5.50	10/1/16	4,285,000	4,544,114
Clay County Housing Finance
Authority, Revenue
(Multi-County Program)
(Collateralized: FNMA and GNMA)	4.85	10/1/11	340,000	346,416
Collier County School Board,
COP (Master Lease Program
Agreement) (Insured; FSA)	5.25	2/15/20	3,500,000	3,842,930
Collier County School Board,
COP (Master Lease Program
Agreement) (Insured; FSA)	5.25	2/15/22	2,000,000	2,196,460
Dade County,
Special Obligation Revenue
(Insured; AMBAC)	0.00	10/1/10	6,825,000	6,087,013
Dade County,
Water and Sewer System Revenue
(Insured; FGIC)	6.25	10/1/11	2,115,000	2,323,708
Florida Board of Education,
Lottery Revenue (Insured; FGIC)	5.25	7/1/18	9,330,000	9,785,957
Florida Board of Education,
Lottery Revenue (Insured; FGIC)	5.25	7/1/18	2,500,000	2,673,925
Florida Board of Education,
Lottery Revenue (Insured; FGIC)	5.25	7/1/19	3,675,000	3,854,597
Florida Department of
Transportation, Turnpike
Revenue	5.25	7/1/23	1,945,000	2,033,011
Florida Education System,
University of Florida Housing
Revenue (Insured; FGIC)	5.00	7/1/22	2,055,000	2,156,640
Florida Municipal Power Agency,
Revenue (Stanton II Project)
(Insured; AMBAC)	5.50	10/1/15	3,635,000	3,936,814
Florida Ports Financing

Commission, Revenue
(Transportation Trust Fund -
Intermodal Program) (Insured;
FGIC)	5.50	10/1/16	1,745,000	1,807,785
Florida Water Pollution Control
Financing Corporation, Water
PCR	5.25	1/15/21	2,545,000	2,731,956
Hillsborough County,
GO (Unincorporated Area Parks
and Recreation Program)
(Insured; MBIA)	5.00	7/1/22	1,155,000	1,252,482
Hillsborough County,
Utility Revenue (Insured;
AMBAC)	5.50	8/1/14	3,205,000	3,547,262
Hillsborough County Industrial
Development Authority, HR
(Tampa General Hospital)	5.25	10/1/15	3,000,000	3,150,300
Hillsborough County School Board,
COP (Insured; MBIA)	5.00	7/1/16	2,625,000	2,717,032
Indian River County,
GO (Insured; MBIA)	5.00	7/1/20	2,265,000	2,402,463
Indian Trace Development District,
Water Management Special
Benefit Assessment (Insured;
MBIA)	5.00	5/1/20	1,500,000	1,593,270
Jacksonville,
Guaranteed Entitlement Revenue
(Improvement) (Insured; FGIC)	5.38	10/1/16	3,080,000	3,318,269
Jacksonville,
Sales Tax Revenue (Insured;
AMBAC)	5.50	10/1/14	1,500,000	1,602,030
Jacksonville,
Sales Tax Revenue (Insured;
AMBAC)	5.50	10/1/15	1,500,000	1,602,030
Jacksonville,
Sales Tax Revenue (River City
Renaissance Project) (Insured;
FGIC)	5.13	10/1/18	2,500,000	2,502,700
Lee County,
Transportation Facilities
Revenue (Insured; AMBAC)	5.50	10/1/15	2,500,000	2,670,050
Martin County,
Utility System Revenue
(Insured; FGIC)	5.50	10/1/12	1,065,000	1,157,740
Martin County,
Utility System Revenue
(Insured; FGIC)	5.50	10/1/13	1,485,000	1,632,431
Miami-Dade County,
Public Service Tax Revenue
(UMSA Public Improvements)
(Insured; AMBAC)	5.50	4/1/16	2,190,000	2,356,068
Miami-Dade County,

Transit System Sales Surtax
Revenue (Insured; XLCA)	5.00	7/1/24	2,530,000	2,632,642
Miami-Dade County School Board,
COP (Miami-Dade County School
Board Foundation, Inc.)
(Insured; AMBAC)	5.00	11/1/26	3,000,000	3,111,930
Northern Palm Beach County
Improvement District, Water
Control and Improvement (Unit
of Development Number 5B)	5.75	8/1/09	715,000 a	735,335
Orange County,
Tourist Development Tax
Revenue (Insured; AMBAC)	5.00	10/1/15	1,010,000	1,037,159
Orange County Health Facilities
Authority, HR (Orlando
Regional Healthcare) (Insured;
MBIA)	6.25	10/1/11	1,770,000	1,947,442
Palm Bay,
Educational Facilities Revenue
(Patriot Charter School
Project)	6.75	7/1/22	3,000,000	3,230,370
Palm Beach County,
Criminal Justice Facilities
Revenue (Insured; FGIC)	5.38	6/1/10	1,825,000	1,908,950
Palm Beach County,
Public Improvement Revenue
(Convention Center Project)
(Insured; FGIC)	5.50	11/1/11	1,785,000 a	1,916,769
Palm Beach County School Board,
COP (Insured; FGIC)	6.00	8/1/10	4,000,000 a	4,295,840
Palm Beach County School Board,
COP (Insured; FSA)	5.50	8/1/12	4,910,000 a	5,317,481
Polk County,
Constitutional Fuel Tax
Improvement Revenue (Insured;
MBIA)	5.00	12/1/19	1,330,000	1,418,179
Saint Johns County,
Sales Tax Revenue (Insured;
MBIA)	5.00	10/1/25	1,545,000	1,613,907
Sarasota County School Board,
COP (Master Lease Program)
(Insured; FGIC)	5.00	7/1/15	1,000,000	1,074,010
Seminole County,
Water and Sewer Revenue	5.00	10/1/21	1,050,000	1,104,075
Seminole County,
Water and Sewer Revenue	5.00	10/1/22	4,530,000	4,756,998
Volusia County School Board,
Sales Tax Revenue (Insured;
FSA)	5.38	10/1/15	4,000,000	4,309,440
U.S. Related--10.8%
Children's Trust Fund of Puerto
Rico, Tobacco Settlement

Asset-Backed Bonds	5.75	7/1/10	1,000,000 a	1,060,100
Children's Trust Fund of Puerto
Rico, Tobacco Settlement
Asset-Backed Bonds	5.75	7/1/10	3,000,000 a	3,180,300
Puerto Rico Commonwealth,
Public Improvement	5.25	7/1/23	1,500,000	1,566,780
Puerto Rico Highways and
Transportation Authority,
Highway Revenue (Insured; MBIA)	5.50	7/1/13	2,500,000	2,688,225
Puerto Rico Highways and
Transportation Authority,
Transportation Revenue
(Insured; MBIA)	5.25	7/1/12	2,440,000	2,495,120
Puerto Rico Infrastructure
Financing Authority, Special
Tax Revenue	5.00	7/1/16	1,510,000	1,600,509
Puerto Rico Public Buildings
Authority, Guaranteed Revenue
(Government Facilities)
(Insured; XLCA)	5.25	7/1/20	2,000,000	2,229,760
Virgin Islands Public Finance
Authority, Revenue, Virgin
Islands Gross Receipts Taxes
Loan Note	5.63	10/1/10	1,425,000	1,452,488
Total Long-Term Municipal Investments
(cost $142,108,438)				146,383,259
Short-Term Municipal	Coupon	Maturity	Principal
Investments--1.3%	Rate (%)	Date	Amount ($)	Value ($)

Pennsylvania--.7%
Franklin County Industrial
Development Authority, Revenue
(Menno Haven Project)
(Insured; Radian Bank and
Liquidity Facility; Bank of
America)	6.00	10/7/07	1,000,000 b	1,000,000
U.S. Related--.6%
Government Development Bank of
Puerto Rico, CP	4.78	10/2/07	1,000,000	1,000,060
Total Short-Term Municipal Investments
(cost $2,000,000)				2,000,060
Total Investments (cost $144,108,438)			98.2%	148,383,319
Cash and Receivables (Net)			1.8%	2,780,103
Net Assets			100.0%	151,163,422

a	These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b	Securities payable on demand. Variable interest rate--subject to periodic change.
c	At September 30, 2007, 27.6% of the fund's assets are insured by FGIC.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Summary of Abbreviations

ACA	American Capital Access	AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance Company	AMBAC	American Municipal Bond Assurance Corporation
ARRN	Adjustable Rate Receipt Notes	BAN	Bond Anticipation Notes
BIGI	Bond Investors Guaranty Insurance	BPA	Bond Purchase Agreement
CGIC	Capital Guaranty Insurance Company	CIC	Continental Insurance Company
CIFG	CDC Ixis Financial Guaranty	CMAC	Capital Market Assurance Corporation
COP	Certificate of Participation	CP	Commercial Paper
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	FSA	Financial Security Assurance
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MBIA	Municipal Bond Investors Assurance Insurance
Corporation
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

Item 2.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Florida Intermediate Municipal Bond Fund

Date: November 26, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Date: November 26, 2007

Date: November 26, 2007

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)